Derivatives and Hedging (Details) gal in Millions, MWh in Millions, MMBTU in Millions		12 Months Ended
		Dec. 31, 2022 USD ($) MWh MMBTU gal		Dec. 31, 2021 USD ($) MWh MMBTU gal		Dec. 31, 2020 USD ($)
Cash Collateral Netting
Cash Collateral Received Netted Against Risk Management Assets		$ 481,000,000		$ 263,000,000
Fair Value of Derivative Instruments
Current Risk Management Assets		348,800,000		200,400,000
Derivative Asset, Noncurrent		284,100,000		267,000,000.0
Total Assets		632,900,000		467,400,000
Current Risk Management Liabilities		145,200,000		75,500,000
Derivative Liability, Noncurrent		345,200,000		230,300,000
Total Liabilities		490,400,000		305,800,000
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		693,700,000	[1]	324,000,000.0		$ 116,900,000
Impact of Fair Value Hedges on the Balance Sheet
Carrying Amount of Hedged Asset (Liability)	[2],[3]	(855,500,000)		(952,300,000)
Cumulative Fair Value Hedging Adjustment in the Carrying Amount of the Hedged Asset (Liability)	[2],[3]	89,700,000		(8,500,000)
Impact of Cash Flow Hedges on the Balance Sheet
Gain (Loss) on Fair Value Hedging Instruments	[4]	(90,400,000)		(35,500,000)		41,100,000
Gain (Loss) on Fair Value Portion of Long Term Debt	[4]	90,400,000		35,500,000		(41,100,000)
Collateral Triggering Events
Liabilities for Contracts with Cross Default Provisions Prior to Contractural Netting Arrangements		217,000,000		76,000,000
Derivatives and Hedging (Textuals)
Hedged Liability, Discontinued Fair Value Hedge, Cumulative Increase (Decrease)		(38,000,000)		(46,000,000)
Notional Amount of a Discontinued Hedge		500,000,000
Deferred (Gain) Loss on Discontinuation of Fair Value Hedge		57,000,000
Credit Downgrade Trigger Exposure		2,000,000		9,000,000
Fair Value Of Derivative Liabilities Subject To Cross Acceleration Provisions		127,000,000		40,000,000
AEP Texas Inc. [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		2,800,000	[1]	2,000,000.0		(1,000,000.0)
Appalachian Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets		69,100,000		42,000,000.0
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		88,600,000	[1]	55,300,000		21,300,000
Indiana Michigan Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets		15,200,000		3,300,000
Current Risk Management Liabilities		0		5,000,000.0
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		19,600,000	[1]	(18,200,000)		12,000,000.0
Ohio Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Liabilities		1,800,000		6,700,000
Derivative Liability, Noncurrent		37,900,000		85,800,000
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		57,800,000	[1]	11,100,000		5,000,000.0
Public Service Co Of Oklahoma [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets		25,300,000		12,100,000
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		103,700,000	[1]	46,000,000.0		38,600,000
Southwestern Electric Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets		16,400,000		9,800,000
Current Risk Management Liabilities		1,400,000		2,100,000
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		77,700,000	[1]	41,500,000		21,000,000.0
Risk Management Contracts [Member]
Fair Value of Derivative Instruments
Total Assets	[5]	315,400,000	[6]	245,800,000	[7]
Total Liabilities	[5]	339,800,000	[6]	254,800,000	[7]
Risk Management Contracts [Member] | AEP Texas Inc. [Member]
Fair Value of Derivative Instruments
Total Assets				0
Risk Management Contracts [Member] | Appalachian Power Co [Member]
Fair Value of Derivative Instruments
Total Assets	[5],[8]	69,100,000		42,000,000.0
Total Liabilities	[5],[8]	3,500,000		800,000
Risk Management Contracts [Member] | Indiana Michigan Power Co [Member]
Fair Value of Derivative Instruments
Total Assets	[5],[8]	15,400,000		3,300,000
Total Liabilities	[5],[8]	0		5,000,000.0
Risk Management Contracts [Member] | Ohio Power Co [Member]
Fair Value of Derivative Instruments
Total Assets	[5],[8]	0		0
Total Liabilities	[5],[8]	39,700,000		92,500,000
Risk Management Contracts [Member] | Public Service Co Of Oklahoma [Member]
Fair Value of Derivative Instruments
Total Assets		25,300,000		12,100,000	[5],[8]
Total Liabilities	[5],[8]	1,600,000		3,700,000
Risk Management Contracts [Member] | Southwestern Electric Power Co [Member]
Fair Value of Derivative Instruments
Total Assets	[5],[8]	16,400,000		10,900,000
Total Liabilities	[5],[8]	1,400,000		2,100,000
Commodity [Member]
Impact of Cash Flow Hedges on the Balance Sheet
AOCI Gain (Loss) Net of Tax		223,500,000		163,700,000
Portion Expected to be Reclassified to Net Income During the Next Twelve Months		$ 119,900,000		106,700,000
Derivatives and Hedging (Textuals)
Maximum Length of Time Hedged in Price Risk Cash Flow Hedge		99 months
Cross Default Provisions Maximum Third Party Obligation Amount		$ 50,000,000
Cross Acceleration Provisions Maximum Third Party Obligation Amount		50,000,000
Commodity [Member] | Risk Management Contracts [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[9]	965,400,000		520,900,000
Derivative Asset, Noncurrent	[9]	565,600,000		370,500,000
Total Assets	[9]	1,531,000,000		891,400,000
Current Risk Management Liabilities	[9]	663,800,000		397,200,000
Derivative Liability, Noncurrent	[9]	412,000,000.0		243,900,000
Total Liabilities	[9]	1,075,800,000		641,100,000
Total MTM Derivative Contract Net Assets (Liabilities)	[9]	455,200,000	[10]	250,300,000
Commodity [Member] | Risk Management Contracts [Member] | AEP Texas Inc. [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[9]	0		600,000
Derivative Asset, Noncurrent	[9]	0		0
Total Assets	[9]	0		600,000
Current Risk Management Liabilities	[9]	0		0
Derivative Liability, Noncurrent	[9]	0		0
Total Liabilities	[9]	0		0
Total MTM Derivative Contract Net Assets (Liabilities)	[9]	0		600,000
Commodity [Member] | Risk Management Contracts [Member] | Appalachian Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[9]	69,300,000		47,500,000
Derivative Asset, Noncurrent	[9]	700,000		200,000
Total Assets	[9]	70,000,000.0		47,700,000
Current Risk Management Liabilities	[9]	4,100,000		7,200,000
Derivative Liability, Noncurrent	[9]	700,000		200,000
Total Liabilities	[9]	4,800,000		7,400,000
Total MTM Derivative Contract Net Assets (Liabilities)	[9]	65,200,000	[10]	40,300,000
Commodity [Member] | Risk Management Contracts [Member] | Indiana Michigan Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[9]	16,000,000.0		11,100,000
Derivative Asset, Noncurrent	[9]	500,000		200,000
Total Assets	[9]	16,500,000		11,300,000
Current Risk Management Liabilities	[9]	900,000		14,800,000
Derivative Liability, Noncurrent	[9]	300,000		200,000
Total Liabilities	[9]	1,200,000		15,000,000.0
Total MTM Derivative Contract Net Assets (Liabilities)	[9]	15,300,000	[10]	(3,700,000)
Commodity [Member] | Risk Management Contracts [Member] | Ohio Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[9]	0		500,000
Derivative Asset, Noncurrent	[9]	0		0
Total Assets	[9]	0		500,000
Current Risk Management Liabilities	[9]	2,100,000		6,700,000
Derivative Liability, Noncurrent	[9]	37,900,000		85,800,000
Total Liabilities	[9]	40,000,000.0		92,500,000
Total MTM Derivative Contract Net Assets (Liabilities)	[9]	(40,000,000.0)	[10]	(92,000,000.0)
Commodity [Member] | Risk Management Contracts [Member] | Public Service Co Of Oklahoma [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[9]	24,100,000		12,400,000
Derivative Asset, Noncurrent	[9]	0		0
Total Assets	[9]	24,100,000		12,400,000
Current Risk Management Liabilities	[9]	2,100,000		3,700,000
Derivative Liability, Noncurrent	[9]	0		0
Total Liabilities	[9]	2,100,000		3,700,000
Total MTM Derivative Contract Net Assets (Liabilities)	[9]	22,000,000.0	[10]	8,700,000
Commodity [Member] | Risk Management Contracts [Member] | Southwestern Electric Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[9]	16,800,000		10,100,000
Derivative Asset, Noncurrent	[9]	0		1,100,000
Total Assets	[9]	16,800,000		11,200,000
Current Risk Management Liabilities	[9]	2,000,000.0		2,100,000
Derivative Liability, Noncurrent	[9]	0		0
Total Liabilities	[9]	2,000,000.0		2,100,000
Total MTM Derivative Contract Net Assets (Liabilities)	[9]	14,800,000	[10]	9,100,000
Commodity [Member] | Hedging Contracts [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[9]	212,200,000		176,000,000.0
Derivative Asset, Noncurrent	[9]	148,900,000		89,100,000
Total Assets	[9]	361,100,000		265,100,000
Current Risk Management Liabilities	[9]	60,400,000		40,900,000
Derivative Liability, Noncurrent	[9]	17,400,000		16,700,000
Total Liabilities	[9]	77,800,000		57,600,000
Total MTM Derivative Contract Net Assets (Liabilities)	[9]	283,300,000	[10]	207,500,000
Interest Rate [Member]
Commodity
Derivative, Notional Amount		1,650,000,000		950,000,000.0
Impact of Cash Flow Hedges on the Balance Sheet
AOCI Gain (Loss) Net of Tax		300,000		(21,300,000)
Portion Expected to be Reclassified to Net Income During the Next Twelve Months		$ 300,000		(3,300,000)
Derivatives and Hedging (Textuals)
Maximum Length of Time Hedged in Price Risk Cash Flow Hedge		96 months
Interest Rate [Member] | AEP Texas Inc. [Member]
Commodity
Derivative, Notional Amount		$ 0		0
Impact of Cash Flow Hedges on the Balance Sheet
AOCI Gain (Loss) Net of Tax		(300,000)		(1,300,000)
Portion Expected to be Reclassified to Net Income During the Next Twelve Months		(200,000)		(1,100,000)
Interest Rate [Member] | Appalachian Power Co [Member]
Commodity
Derivative, Notional Amount		0		0
Impact of Cash Flow Hedges on the Balance Sheet
AOCI Gain (Loss) Net of Tax		6,700,000		7,500,000
Portion Expected to be Reclassified to Net Income During the Next Twelve Months		800,000		800,000
Interest Rate [Member] | Indiana Michigan Power Co [Member]
Commodity
Derivative, Notional Amount		0		0
Impact of Cash Flow Hedges on the Balance Sheet
AOCI Gain (Loss) Net of Tax		(5,100,000)		(6,700,000)
Portion Expected to be Reclassified to Net Income During the Next Twelve Months		(600,000)		(1,600,000)
Interest Rate [Member] | Ohio Power Co [Member]
Commodity
Derivative, Notional Amount		0		0
Interest Rate [Member] | Public Service Co Of Oklahoma [Member]
Commodity
Derivative, Notional Amount		200,000,000.0		0
Impact of Cash Flow Hedges on the Balance Sheet
AOCI Gain (Loss) Net of Tax		1,300,000		0
Portion Expected to be Reclassified to Net Income During the Next Twelve Months		100,000		0
Interest Rate [Member] | Southwestern Electric Power Co [Member]
Commodity
Derivative, Notional Amount		0		0
Impact of Cash Flow Hedges on the Balance Sheet
AOCI Gain (Loss) Net of Tax		1,100,000		1,200,000
Portion Expected to be Reclassified to Net Income During the Next Twelve Months		200,000		100,000
Interest Rate [Member] | Hedging Contracts [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[9]	1,800,000		1,200,000
Derivative Asset, Noncurrent	[9]	14,300,000		0
Total Assets	[9]	16,100,000		1,200,000
Current Risk Management Liabilities	[9]	41,400,000		0
Derivative Liability, Noncurrent	[9]	91,100,000		38,100,000
Total Liabilities	[9]	132,500,000		38,100,000
Total MTM Derivative Contract Net Assets (Liabilities)	[9]	(116,400,000)		(36,900,000)
Interest Rate [Member] | Hedging Contracts [Member] | Public Service Co Of Oklahoma [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[9]	1,600,000
Derivative Asset, Noncurrent	[9]	0
Total Assets	[9]	1,600,000
Current Risk Management Liabilities	[9]	0
Derivative Liability, Noncurrent	[9]	0
Total Liabilities	[9]	0
Total MTM Derivative Contract Net Assets (Liabilities)	[9]	1,600,000
Gross Amounts of Risk Management Assets/Liabilities Recognized [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets		1,179,400,000		698,100,000
Derivative Asset, Noncurrent		728,800,000		459,600,000
Total Assets		1,908,200,000		1,157,700,000
Current Risk Management Liabilities		765,600,000		438,100,000
Derivative Liability, Noncurrent		520,500,000		298,700,000
Total Liabilities		1,286,100,000		736,800,000
Total MTM Derivative Contract Net Assets (Liabilities)		622,100,000	[10]	420,900,000
Gross Amounts of Risk Management Assets/Liabilities Recognized [Member] | Public Service Co Of Oklahoma [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets		25,700,000
Derivative Asset, Noncurrent		0
Total Assets		25,700,000
Current Risk Management Liabilities		2,100,000
Derivative Liability, Noncurrent		0
Total Liabilities		2,100,000
Total MTM Derivative Contract Net Assets (Liabilities)		23,600,000
Gross Amounts Offset in the Statement of Financial Position [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[11]	(830,600,000)		(497,700,000)
Derivative Asset, Noncurrent	[11]	(444,700,000)		(192,600,000)
Total Assets	[11]	(1,275,300,000)		(690,300,000)
Current Risk Management Liabilities	[11]	(620,400,000)		(362,600,000)
Derivative Liability, Noncurrent	[11]	(175,300,000)		(68,400,000)
Total Liabilities	[11]	(795,700,000)		(431,000,000.0)
Total MTM Derivative Contract Net Assets (Liabilities)	[11]	(479,600,000)	[10]	(259,300,000)
Gross Amounts Offset in the Statement of Financial Position [Member] | AEP Texas Inc. [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[11]	0		(600,000)
Derivative Asset, Noncurrent	[11]	0		0
Total Assets	[11]	0		(600,000)
Current Risk Management Liabilities	[11]	0		0
Derivative Liability, Noncurrent	[11]	0		0
Total Liabilities	[11]	0		0
Total MTM Derivative Contract Net Assets (Liabilities)	[11]	0		(600,000)
Gross Amounts Offset in the Statement of Financial Position [Member] | Appalachian Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[11]	(200,000)		(5,500,000)
Derivative Asset, Noncurrent	[11]	(700,000)		(200,000)
Total Assets	[11]	(900,000)		(5,700,000)
Current Risk Management Liabilities	[11]	(500,000)		(6,400,000)
Derivative Liability, Noncurrent	[11]	(600,000)		(200,000)
Total Liabilities	[11]	(1,100,000)		(6,600,000)
Total MTM Derivative Contract Net Assets (Liabilities)	[11]	200,000		900,000
Gross Amounts Offset in the Statement of Financial Position [Member] | Indiana Michigan Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[11]	(800,000)		(7,800,000)
Derivative Asset, Noncurrent	[11]	(300,000)		(200,000)
Total Assets	[11]	(1,100,000)		(8,000,000.0)
Current Risk Management Liabilities	[11]	(900,000)		(9,800,000)
Derivative Liability, Noncurrent	[11]	(300,000)		(200,000)
Total Liabilities	[11]	(1,200,000)		(10,000,000.0)
Total MTM Derivative Contract Net Assets (Liabilities)	[11]	100,000		2,000,000.0
Gross Amounts Offset in the Statement of Financial Position [Member] | Ohio Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[11]	0		(500,000)
Derivative Asset, Noncurrent	[11]	0		0
Total Assets	[11]	0		(500,000)
Current Risk Management Liabilities	[11]	(300,000)		0
Derivative Liability, Noncurrent	[11]	0		0
Total Liabilities	[11]	(300,000)		0
Total MTM Derivative Contract Net Assets (Liabilities)	[11]	300,000	[10]	(500,000)
Gross Amounts Offset in the Statement of Financial Position [Member] | Public Service Co Of Oklahoma [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[11]	(400,000)		(300,000)
Derivative Asset, Noncurrent	[11]	0		0
Total Assets	[11]	(400,000)		(300,000)
Current Risk Management Liabilities	[11]	(500,000)		0
Derivative Liability, Noncurrent	[11]	0		0
Total Liabilities	[11]	(500,000)		0
Total MTM Derivative Contract Net Assets (Liabilities)	[11]	100,000		(300,000)
Gross Amounts Offset in the Statement of Financial Position [Member] | Southwestern Electric Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[11]	(400,000)		(300,000)
Derivative Asset, Noncurrent	[11]	0		0
Total Assets	[11]	(400,000)		(300,000)
Current Risk Management Liabilities	[11]	(600,000)		0
Derivative Liability, Noncurrent	[11]	0		0
Total Liabilities	[11]	(600,000)		0
Total MTM Derivative Contract Net Assets (Liabilities)	[11]	200,000	[10]	(300,000)
Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[12]	348,800,000		200,400,000
Derivative Asset, Noncurrent	[12]	284,100,000		267,000,000.0
Total Assets	[12]	632,900,000		467,400,000
Current Risk Management Liabilities	[12]	145,200,000		75,500,000
Derivative Liability, Noncurrent	[12]	345,200,000		230,300,000
Total Liabilities	[12]	490,400,000		305,800,000
Total MTM Derivative Contract Net Assets (Liabilities)	[12]	142,500,000		161,600,000
Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position [Member] | AEP Texas Inc. [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[12]	0		0
Derivative Asset, Noncurrent	[12]	0		0
Total Assets	[12]	0		0
Current Risk Management Liabilities	[12]	0		0
Derivative Liability, Noncurrent	[12]	0		0
Total Liabilities	[12]	0		0
Total MTM Derivative Contract Net Assets (Liabilities)	[12]	0		0
Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position [Member] | Appalachian Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[12]	69,100,000		42,000,000.0
Derivative Asset, Noncurrent	[12]	0		0
Total Assets	[12]	69,100,000		42,000,000.0
Current Risk Management Liabilities	[12]	3,600,000		800,000
Derivative Liability, Noncurrent	[12]	100,000		0
Total Liabilities	[12]	3,700,000		800,000
Total MTM Derivative Contract Net Assets (Liabilities)	[12]	65,400,000	[10]	41,200,000
Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position [Member] | Indiana Michigan Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[12]	15,200,000		3,300,000
Derivative Asset, Noncurrent	[12]	200,000		0
Total Assets	[12]	15,400,000		3,300,000
Current Risk Management Liabilities	[12]	0		5,000,000.0
Derivative Liability, Noncurrent	[12]	0		0
Total Liabilities	[12]	0		5,000,000.0
Total MTM Derivative Contract Net Assets (Liabilities)	[12]	15,400,000	[10]	(1,700,000)
Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position [Member] | Ohio Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[12]	0		0
Derivative Asset, Noncurrent	[12]	0		0
Total Assets	[12]	0		0
Current Risk Management Liabilities	[12]	1,800,000		6,700,000
Derivative Liability, Noncurrent	[12]	37,900,000		85,800,000
Total Liabilities	[12]	39,700,000		92,500,000
Total MTM Derivative Contract Net Assets (Liabilities)	[12]	(39,700,000)	[10]	(92,500,000)
Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position [Member] | Public Service Co Of Oklahoma [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[12]	25,300,000		12,100,000
Derivative Asset, Noncurrent	[12]	0		0
Total Assets	[12]	25,300,000		12,100,000
Current Risk Management Liabilities	[12]	1,600,000		3,700,000
Derivative Liability, Noncurrent	[12]	0		0
Total Liabilities	[12]	1,600,000		3,700,000
Total MTM Derivative Contract Net Assets (Liabilities)	[12]	23,700,000	[10]	8,400,000
Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position [Member] | Southwestern Electric Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	[12]	16,400,000		9,800,000
Derivative Asset, Noncurrent	[12]	0		1,100,000
Total Assets	[12]	16,400,000		10,900,000
Current Risk Management Liabilities	[12]	1,400,000		2,100,000
Derivative Liability, Noncurrent	[12]	0		0
Total Liabilities	[12]	1,400,000		2,100,000
Total MTM Derivative Contract Net Assets (Liabilities)	[12]	$ 15,000,000.0	[10]	$ 8,800,000
Power [Member]
Commodity
Derivative, Energy Notional Amount | MWh		226.8		287.9
Power [Member] | AEP Texas Inc. [Member]
Commodity
Derivative, Energy Notional Amount | MWh		0.0		0.0
Power [Member] | Appalachian Power Co [Member]
Commodity
Derivative, Energy Notional Amount | MWh		17.9		33.1
Power [Member] | Indiana Michigan Power Co [Member]
Commodity
Derivative, Energy Notional Amount | MWh		4.2		13.6
Power [Member] | Ohio Power Co [Member]
Commodity
Derivative, Energy Notional Amount | MWh		2.5		2.7
Power [Member] | Public Service Co Of Oklahoma [Member]
Commodity
Derivative, Energy Notional Amount | MWh		2.9		11.9
Power [Member] | Southwestern Electric Power Co [Member]
Commodity
Derivative, Energy Notional Amount | MWh		2.2		3.4
Natural Gas [Member]
Commodity
Derivative, Energy Notional Amount | MMBTU		77.1		34.1
Natural Gas [Member] | AEP Texas Inc. [Member]
Commodity
Derivative, Energy Notional Amount | MMBTU		0.0		0.0
Natural Gas [Member] | Appalachian Power Co [Member]
Commodity
Derivative, Energy Notional Amount | MMBTU		1.9		0.0
Natural Gas [Member] | Indiana Michigan Power Co [Member]
Commodity
Derivative, Energy Notional Amount | MMBTU		0.0		0.0
Natural Gas [Member] | Ohio Power Co [Member]
Commodity
Derivative, Energy Notional Amount | MMBTU		0.0		0.0
Natural Gas [Member] | Public Service Co Of Oklahoma [Member]
Commodity
Derivative, Energy Notional Amount | MMBTU		1.9		1.3
Natural Gas [Member] | Southwestern Electric Power Co [Member]
Commodity
Derivative, Energy Notional Amount | MMBTU		2.1		5.1
Heating Oil and Gasoline [Member]
Commodity
Derivative, Volume Notional Amount | gal		6.9		7.4
Heating Oil and Gasoline [Member] | AEP Texas Inc. [Member]
Commodity
Derivative, Volume Notional Amount | gal		1.9		1.9
Heating Oil and Gasoline [Member] | Appalachian Power Co [Member]
Commodity
Derivative, Volume Notional Amount | gal		1.0		1.1
Heating Oil and Gasoline [Member] | Indiana Michigan Power Co [Member]
Commodity
Derivative, Volume Notional Amount | gal		0.7		0.7
Heating Oil and Gasoline [Member] | Ohio Power Co [Member]
Commodity
Derivative, Volume Notional Amount | gal		1.4		1.5
Heating Oil and Gasoline [Member] | Public Service Co Of Oklahoma [Member]
Commodity
Derivative, Volume Notional Amount | gal		0.9		0.8
Heating Oil and Gasoline [Member] | Southwestern Electric Power Co [Member]
Commodity
Derivative, Volume Notional Amount | gal		1.0		1.0
Interest Rate Contract [Member]
Commodity
Derivative, Notional Amount		$ 99,900,000		$ 116,500,000
Interest Rate Contract [Member] | AEP Texas Inc. [Member]
Commodity
Derivative, Notional Amount		0		0
Interest Rate Contract [Member] | Appalachian Power Co [Member]
Commodity
Derivative, Notional Amount		0		0
Interest Rate Contract [Member] | Indiana Michigan Power Co [Member]
Commodity
Derivative, Notional Amount		0		0
Interest Rate Contract [Member] | Ohio Power Co [Member]
Commodity
Derivative, Notional Amount		0		0
Interest Rate Contract [Member] | Public Service Co Of Oklahoma [Member]
Commodity
Derivative, Notional Amount		0		0
Interest Rate Contract [Member] | Southwestern Electric Power Co [Member]
Commodity
Derivative, Notional Amount		0		0
Vertically Integrated Utilities Revenues [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		11,100,000		(600,000)		800,000
Vertically Integrated Utilities Revenues [Member] | AEP Texas Inc. [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0		0		0
Vertically Integrated Utilities Revenues [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0		0		0
Vertically Integrated Utilities Revenues [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0		0		0
Vertically Integrated Utilities Revenues [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0		0		0
Vertically Integrated Utilities Revenues [Member] | Public Service Co Of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0		0		0
Vertically Integrated Utilities Revenues [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0		0		0
Generation and Marketing Revenues [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		313,800,000		169,100,000		9,500,000
Generation and Marketing Revenues [Member] | AEP Texas Inc. [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0		0		0
Generation and Marketing Revenues [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0		0		0
Generation and Marketing Revenues [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0		0		0
Generation and Marketing Revenues [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0		0		0
Generation and Marketing Revenues [Member] | Public Service Co Of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0		0		0
Generation and Marketing Revenues [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0		0		0
Electric Generation, Transmission and Distribution Revenues [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0		0		0
Electric Generation, Transmission and Distribution Revenues [Member] | AEP Texas Inc. [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0		0		0
Electric Generation, Transmission and Distribution Revenues [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		500,000		(500,000)		400,000
Electric Generation, Transmission and Distribution Revenues [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		10,600,000		(100,000)		100,000
Electric Generation, Transmission and Distribution Revenues [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0		0		0
Electric Generation, Transmission and Distribution Revenues [Member] | Public Service Co Of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0		0		0
Electric Generation, Transmission and Distribution Revenues [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0		0		100,000
Purchased Electricity for Resale [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		5,000,000.0		2,000,000.0		1,400,000
Purchased Electricity for Resale [Member] | AEP Texas Inc. [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0		0		0
Purchased Electricity for Resale [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		4,500,000		1,800,000		1,200,000
Purchased Electricity for Resale [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		100,000		0		100,000
Purchased Electricity for Resale [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0		0		0
Purchased Electricity for Resale [Member] | Public Service Co Of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		200,000		0		0
Purchased Electricity for Resale [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		0		0		0
Other Operation Expense [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		4,800,000		2,800,000		(2,000,000.0)
Other Operation Expense [Member] | AEP Texas Inc. [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		1,500,000		800,000		(600,000)
Other Operation Expense [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		400,000		300,000		(200,000)
Other Operation Expense [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		500,000		300,000		(200,000)
Other Operation Expense [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		800,000		500,000		(300,000)
Other Operation Expense [Member] | Public Service Co Of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		600,000		300,000		(200,000)
Other Operation Expense [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		800,000		400,000		(300,000)
Maintenance Expense [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		6,700,000		3,400,000		(2,900,000)
Maintenance Expense [Member] | AEP Texas Inc. [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		1,800,000		1,000,000.0		(800,000)
Maintenance Expense [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		900,000		500,000		(400,000)
Maintenance Expense [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		600,000		300,000		(300,000)
Maintenance Expense [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		1,200,000		600,000		(500,000)
Maintenance Expense [Member] | Public Service Co Of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		800,000		400,000		(300,000)
Maintenance Expense [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts		1,100,000		500,000		(400,000)
Regulatory Assets [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	[13]	52,600,000		(9,100,000)		(4,800,000)
Regulatory Assets [Member] | AEP Texas Inc. [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	[13]	100,000		0		0
Regulatory Assets [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	[13]	(100,000)		(2,700,000)		0
Regulatory Assets [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	[13]	(800,000)		(14,800,000)		(100,000)
Regulatory Assets [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	[13]	52,100,000		10,000,000.0		(6,600,000)
Regulatory Assets [Member] | Public Service Co Of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	[13]	3,600,000		(3,600,000)		0
Regulatory Assets [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	[13]	(2,100,000)		3,600,000		1,400,000
Regulatory Liabilities [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	[13]	299,700,000		156,400,000		114,900,000
Regulatory Liabilities [Member] | AEP Texas Inc. [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	[13]	(600,000)		200,000		400,000
Regulatory Liabilities [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	[13]	82,400,000		55,900,000		20,300,000
Regulatory Liabilities [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	[13]	8,600,000		(3,900,000)		12,400,000
Regulatory Liabilities [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	[13]	3,700,000		0		12,400,000
Regulatory Liabilities [Member] | Public Service Co Of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	[13]	98,500,000		48,900,000		39,100,000
Regulatory Liabilities [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	[13]	$ 77,900,000		$ 37,000,000.0		$ 20,200,000

[1]	Increase in amounts for the year ended December 31, 2022 are primarily due to increases in commodity prices for power and natural gas and an increase in value of FTRs.
[2]	Amounts include $(38) million and $(46) million as of December 31, 2022 and 2021, respectively, for the fair value hedge adjustment of hedged debt obligations for which hedge accounting has been discontinued.
[3]	Amounts included on the Balance Sheet within Current and Noncurrent Liabilities line items Long-term Debt Due within One Year and Long-term Debt, respectively.
[4]	Gain (Loss) is included in Interest Expense on the statements of income.
[5]	Amounts in “Other” column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for “Derivatives and Hedging.”
[6]	The December 31, 2022 maturities of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), were as follows: Level 1 matures $(7) million in 2023; Level 2 matures $182 million in 2023, $134 million in periods 2024-2026, $10 million in periods 2027-2028 and $1 million in periods 2029-2033; Level 3 matures $128 million in 2023, $6 million in periods 2024-2026, $6 million in periods 2027-2028 and $(5) million in periods 2029-2033. Risk management commodity contracts are substantially comprised of power contracts.
[7]	The December 31, 2021 maturities of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), were as follows: Level 1 matures $1 million in 2022 and $1 million in periods 2023-2025; Level 2 matures $42 million in 2022, $109 million in periods 2023-2025; $10 million in periods 2026-2027 and $3 million in periods 2028-2033; Level 3 matures $82 million in 2022, $10 million in periods 2023-2025, $9 million in periods 2026-2027 and $(17) million in periods 2028-2033. Risk management commodity contracts are substantially comprised of power contracts.
[8]	Substantially comprised of power contracts for the Registrant Subsidiaries.
[9]	Derivative instruments within these categories are disclosed as gross. These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for “Derivatives and Hedging.”
[10]	Increase in amounts as of December 31, 2022 are primarily due to increases in commodity prices for power and natural gas and an increase in value of FTRs.
[11]	Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for “Derivatives and Hedging.”
[12]	All derivative contracts subject to a master netting arrangement or similar agreement are offset in the statement of financial position.
[13]	Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.